GOLDMAN SACHS ETF TRUST

Goldman Sachs India Equity ETF

(the “Fund”)

Supplement dated July 30, 2025 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated March 21, 2025, as supplemented to date

Effective immediately, Aman Batra will begin serving as a portfolio manager for the Fund. Raj Garigiapti and Basak Yavuz will continue to serve as portfolio managers for the Fund.

Accordingly, effective immediately, the Fund’s disclosures are modified as follows:

The following replaces, in its entirety, the “Portfolio Managers” subsection of the “Goldman Sachs India Equity ETF—Summary—Portfolio Management” section of the Prospectus and the second paragraph of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Raj Garigipati, Managing Director, Basak Yavuz, Managing Director, and Aman Batra, Managing Director, have managed the Fund since 2025.

The following row is added to the table in the “Service Providers—Fund Managers” section of the Prospectus:

Aman Batra Managing Director	Portfolio Manager— India Equity ETF	Since 2025	Mr. Batra joined the Fundamental Equities team in India in 2009. He is the Head of India Equities for GSAM and the Lead Portfolio Manager of India Equity Strategy and India Equity Leaders Strategy.

The row relating to Mr. Garigipati in the “Service Providers—Fund Managers” section of the Prospectus is replaced with the following:

Raj Garigipati Managing Director	Portfolio Manager— India Equity ETF	Since 2025	Mr. Garigipati joined Goldman Sachs in 2003. He is the global head of the ETF Portfolio Management team within the Quantitative Equity Solutions team, a role he has held since 2016.

The row relating to Ms. Yavuz in the “Service Providers—Fund Managers” section of the Prospectus is replaced with the following:

Basak Yavuz Managing Director	Portfolio Manager— India Equity ETF	Since 2025	Ms. Yavuz joined the Investment Adviser in 2011. Ms. Yavuz is the head of GSAM’s Emerging Markets Equity team and a portfolio manager for GSAM’s Emerging Markets Equity.

This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

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